FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Financial assets classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2023:

(US$ MILLIONS)				Total
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$3,252	$3,252
Accounts and other receivable, net (current and non-current)	—	—	6,563	6,563
Financial assets (current and non-current) (1)	964	4,841	7,371	13,176
Total (2)	$964	$4,841	$17,186	$22,991
Financial liabilities
Accounts payable and other (current and non-current) (1) (3)	$460	$331	$11,054	$11,845
Borrowings (current and non-current)	—	—	42,249	42,249
Total	$460	$331	$53,303	$54,094
____________________________________
(1)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4 (a) below.
(2)Total financial assets include $4,297 million of assets pledged as collateral.
(3)Includes derivative liabilities, and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $6,533 million.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2022:

(US$ MILLIONS)				Total
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$2,870	$2,870
Accounts and other receivable, net (current and non-current)	—	—	7,278	7,278
Financial assets (current and non-current) (1)	960	5,585	6,363	12,908
Total (2)	$960	$5,585	$16,511	$23,056
Financial liabilities
Accounts payable and other (current and non-current) (1) (3)	$818	$223	$11,700	$12,741
Borrowings (current and non-current)	—	—	46,693	46,693
Total	$818	$223	$58,393	$59,434
____________________________________
(1)FVOCI include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(2)Total financial assets include $5,626 million of assets pledged as collateral.
(3)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits, liabilities associated with assets held for sale and various taxes and duties of $7,689 million.

(US$ MILLIONS)	2023	2022
Current
Marketable securities	$498	$1,227
Restricted cash	189	214
Derivative assets	120	133
Loans and notes receivable	243	257
Other financial assets (1)	89	148
Total current	$1,139	$1,979
Non-current
Marketable securities	$2,748	$2,682
Restricted cash	54	245
Derivative assets	290	507
Loans and notes receivable (2)	6,702	5,500
Other financial assets (1)	2,243	1,995
Total non-current	$12,037	$10,929
____________________________________
(1)Other financial assets primarily consist of asset-backed securities and high yield bonds at the partnership's residential mortgage insurer and convertible preferred shares held in the partnership's audience measurement operation.
(2)Loans and notes receivable includes $5,844 million (2022: $4,866 million) of mortgage receivables related to the partnership’s Australian residential mortgage lender.

(US$ MILLIONS)	2023	2022
Current, net	$5,558	$6,401
Non-current, net
Accounts receivable	202	126
Retainer on customer contract	70	70
Billing rights	733	681
Total non-current, net	$1,005	$877
Total	$6,563	$7,278
The following table summarizes the change in the loss allowance for bad debts on accounts and other receivables for the years ended December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Loss allowance - beginning	$162	$157
Add: increase in allowance	140	85
Deduct: bad debt write-offs	(54)	(79)
Foreign currency translation and other	(44)	(1)
Loss allowance - ending	$204	$162

Financial liabilities classification
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2023:

(US$ MILLIONS)				Total
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$3,252	$3,252
Accounts and other receivable, net (current and non-current)	—	—	6,563	6,563
Financial assets (current and non-current) (1)	964	4,841	7,371	13,176
Total (2)	$964	$4,841	$17,186	$22,991
Financial liabilities
Accounts payable and other (current and non-current) (1) (3)	$460	$331	$11,054	$11,845
Borrowings (current and non-current)	—	—	42,249	42,249
Total	$460	$331	$53,303	$54,094
____________________________________
(1)FVOCI and FVTPL include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4 (a) below.
(2)Total financial assets include $4,297 million of assets pledged as collateral.
(3)Includes derivative liabilities, and excludes liabilities associated with assets held for sale, provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits and other liabilities of $6,533 million.
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2022:

(US$ MILLIONS)				Total
MEASUREMENT BASIS	FVTPL	FVOCI	Amortized cost
Financial assets
Cash and cash equivalents	$—	$—	$2,870	$2,870
Accounts and other receivable, net (current and non-current)	—	—	7,278	7,278
Financial assets (current and non-current) (1)	960	5,585	6,363	12,908
Total (2)	$960	$5,585	$16,511	$23,056
Financial liabilities
Accounts payable and other (current and non-current) (1) (3)	$818	$223	$11,700	$12,741
Borrowings (current and non-current)	—	—	46,693	46,693
Total	$818	$223	$58,393	$59,434
____________________________________
(1)FVOCI include derivative assets and liabilities designated in hedge accounting relationships. Refer to Hedging Activities in Note 4(a) below.
(2)Total financial assets include $5,626 million of assets pledged as collateral.
(3)Includes derivative liabilities, and excludes provisions, decommissioning liabilities, deferred revenue, insurance contract liabilities, work in progress, post-employment benefits, liabilities associated with assets held for sale and various taxes and duties of $7,689 million.

Carrying and fair values of financial assets
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at December 31, 2023 and 2022:

	2023			2022
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$117	$—	$—	$736	$—	$—
Corporate and government bonds	25	3,307	85	91	3,266	—
Derivative assets	6	404	—	12	628	—
Other financial assets (1)	399	719	743	429	691	692
	$547	$4,430	$828	$1,268	$4,585	$692
Financial liabilities
Derivative liabilities	$7	$500	$1	$7	$445	$17
Other financial liabilities (2)	—	—	283	—	—	572
	$7	$500	$284	$7	$445	$589
____________________________________
(1)Other financial assets include secured debentures, asset-backed securities and preferred shares. Level 1 other financial assets are primarily publicly traded preferred shares and mutual funds. Level 2 other financial assets are primarily asset backed securities and Level 3 financial assets are primarily secured debentures and non-listed debt instruments.
(2)Includes $258 million (2022: $544 million) of contingent consideration payable in 2024 in relation to the acquisition of subsidiaries. Refer to Note 3 for further information.
There were no transfers between levels during the year ended December 31, 2023.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2023	Carrying value December 31, 2022	Valuation technique(s) and key input(s)
Corporate and government bonds	$3,307	$3,266	Fair value of bonds are obtained primarily from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value of bonds and debentures are interest rate curves and credit spreads.
Derivative assets	$404	$628	Fair value of derivative contracts incorporate quoted market prices, or in their absence, internal valuation models corroborated with observable market data, and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates and commodity prices, respectively, at the end of the reporting period.
Other financial assets	$719	$691	Other financial assets primarily represent amounts from asset backed securities where values are obtained from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value are interest rate curves and credit spreads.
Derivative liabilities	$500	$445	Fair value of derivative contracts incorporate quoted market prices, or in their absence, internal valuation models corroborated with observable market data, and for foreign exchange, interest rate and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.

Carrying and fair values of financial liabilities
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the level of input as at December 31, 2023 and 2022:

	2023			2022
(US$ MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Common shares	$117	$—	$—	$736	$—	$—
Corporate and government bonds	25	3,307	85	91	3,266	—
Derivative assets	6	404	—	12	628	—
Other financial assets (1)	399	719	743	429	691	692
	$547	$4,430	$828	$1,268	$4,585	$692
Financial liabilities
Derivative liabilities	$7	$500	$1	$7	$445	$17
Other financial liabilities (2)	—	—	283	—	—	572
	$7	$500	$284	$7	$445	$589
____________________________________
(1)Other financial assets include secured debentures, asset-backed securities and preferred shares. Level 1 other financial assets are primarily publicly traded preferred shares and mutual funds. Level 2 other financial assets are primarily asset backed securities and Level 3 financial assets are primarily secured debentures and non-listed debt instruments.
(2)Includes $258 million (2022: $544 million) of contingent consideration payable in 2024 in relation to the acquisition of subsidiaries. Refer to Note 3 for further information.
There were no transfers between levels during the year ended December 31, 2023.
The following table summarizes the valuation techniques and key inputs used in the fair value measurement of Level 2 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2023	Carrying value December 31, 2022	Valuation technique(s) and key input(s)
Corporate and government bonds	$3,307	$3,266	Fair value of bonds are obtained primarily from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value of bonds and debentures are interest rate curves and credit spreads.
Derivative assets	$404	$628	Fair value of derivative contracts incorporate quoted market prices, or in their absence, internal valuation models corroborated with observable market data, and for foreign exchange, interest rate, and commodity derivatives, observable forward exchange rates, current interest rates and commodity prices, respectively, at the end of the reporting period.
Other financial assets	$719	$691	Other financial assets primarily represent amounts from asset backed securities where values are obtained from industry standard pricing services utilizing market observable inputs. Fair value is assessed by analyzing available market information through processes such as benchmark curves, benchmarking of like securities and quotes from market participants. The primary inputs used in determining fair value are interest rate curves and credit spreads.
Derivative liabilities	$500	$445	Fair value of derivative contracts incorporate quoted market prices, or in their absence, internal valuation models corroborated with observable market data, and for foreign exchange, interest rate and commodity derivatives, observable forward exchange rates, current interest rates, and commodity prices, respectively, at the end of the reporting period.

Schedule of significant unobservable inputs used and change in balance of financial assets
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of material Level 3 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2023	Carrying value December 31, 2022	Valuation technique(s)	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Other financial assets - secured debentures	$82	$84	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial assets - equity instruments designated as measured at FVOCI	$211	$193	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial assets - debt instruments measured at FVTPL	$450	$415	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial liabilities - contingent consideration	$258	$544	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
The following table presents the change in the balance of financial assets classified as Level 3 as at December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Balance at beginning of year	$692	$297
Fair value change recorded in net income	57	(9)
Fair value change recorded in other comprehensive income	(6)	(5)
Additions	150	523
Disposals	(70)	(111)
Foreign currency translation and other	5	(3)
Balance at end of period	$828	$692
The following table presents the change in the balance of financial liabilities classified as Level 3 as at December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Balance at beginning of year	$589	$498
Fair value change recorded in net income	(62)	12
Fair value change recorded in other comprehensive income	(21)	—
Additions	25	408
Disposals/settlements	(262)	(356)
Foreign currency translation and other	15	27
Balance at end of period	$284	$589

Schedule of significant unobservable inputs used and change in balance of financial liabilities
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of material Level 3 financial instruments:

(US$ MILLIONS)
Type of asset/liability	Carrying value December 31, 2023	Carrying value December 31, 2022	Valuation technique(s)	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Other financial assets - secured debentures	$82	$84	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial assets - equity instruments designated as measured at FVOCI	$211	$193	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial assets - debt instruments measured at FVTPL	$450	$415	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
Other financial liabilities - contingent consideration	$258	$544	Discounted cash flows	Future cash flows Discount rate	Increases (decreases) in future cash flows increase (decrease) fair value Increases (decreases) in discount rate decrease (increase) fair value
The following table presents the change in the balance of financial assets classified as Level 3 as at December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Balance at beginning of year	$692	$297
Fair value change recorded in net income	57	(9)
Fair value change recorded in other comprehensive income	(6)	(5)
Additions	150	523
Disposals	(70)	(111)
Foreign currency translation and other	5	(3)
Balance at end of period	$828	$692
The following table presents the change in the balance of financial liabilities classified as Level 3 as at December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
Balance at beginning of year	$589	$498
Fair value change recorded in net income	(62)	12
Fair value change recorded in other comprehensive income	(21)	—
Additions	25	408
Disposals/settlements	(262)	(356)
Foreign currency translation and other	15	27
Balance at end of period	$284	$589